Reinsurance: Effects of Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Face amount of policies in force		$ 110,827	$ 123,223	$ 147,371
Premiums Written and Earned
Direct Premiums Written		2,384	2,613	2,811
Direct Premiums Earned		2,384	2,613	2,811
Ceded Premiums Written		(3,559)	(2,482)	(2,671)
Ceded Premiums Unearned			(4)	(1)
Ceded Premiums Earned	$ 1,297	(3,559)	(2,486)	(2,672)
Premiums written, net		(1,175)	131	140
Change in unearned premiums, net			(4)	(1)
Premiums, Net		(1,175)	127	139
Contract revenue direct		742	472	461
Contract revenue ceded to affiliate		(724)	(448)	(415)
Contract charges		18	24	46
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		1,784	1,883	2,953
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	(2,988)	(1,771)	(2,774)
Policyholder Benefits and Claims Incurred, Net		(1,204)	112	179
Interest credited to policyholder account balances ceded to affiliate		9,833	2,457	320
Interest credited to policyholder account balances, ceded to affiliate		(9,829)	(2,449)	(311)
Interest credited to policyholder account balances		$ 4	$ 8	$ 9